UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.4%
Cooper Tire & Rubber Co.	101,540	$2,009,476
Superior Industries International Inc.	110,845	2,450,783

Total Auto Components		4,460,259

Diversified Consumer Services - 1.2%
Sotheby’s Holdings Inc.	17,320	753,420
Steiner Leisure Ltd.	67,328	3,075,543	*

Total Diversified Consumer Services		3,828,963

Hotels, Restaurants & Leisure - 0.5%
California Pizza Kitchen Inc.	88,300	1,630,901	*

Household Durables - 0.7%
M.D.C. Holdings Inc.	26,970	664,541
Ryland Group Inc.	45,900	758,727
Toll Brothers Inc.	40,970	849,718	*

Total Household Durables		2,272,986

Leisure Equipment & Products - 0.9%
Callaway Golf Co.	464,730	2,890,621

Specialty Retail - 2.8%
Cato Corp., Class A Shares	129,714	3,735,763
Children’s Place Retail Stores Inc.	80,930	3,600,576	*
MarineMax Inc.	178,640	1,564,886	*

Total Specialty Retail		8,901,225

Textiles, Apparel & Luxury Goods - 4.0%
Fossil Inc.	35,220	4,146,098	*
Hanesbrands Inc.	159,270	4,547,159	*
Timberland Co., Class A Shares	96,187	4,133,155	*

Total Textiles, Apparel & Luxury Goods		12,826,412

TOTAL CONSUMER DISCRETIONARY		36,811,367

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 1.4%
Pantry Inc.	148,207	2,784,809	*
Weis Markets Inc.	39,690	1,616,574

Total Food & Staples Retailing		4,401,383

Household Products - 0.6%
Central Garden and Pet Co., Class A Shares	197,220	2,001,783	*

TOTAL CONSUMER STAPLES		6,403,166

ENERGY - 7.0%
Energy Equipment & Services - 3.9%
Cal Dive International Inc.	384,320	2,298,234	*
Gulf Island Fabrication Inc.	55,440	1,789,603
Matrix Service Co.	261,270	3,495,793	*
Natural Gas Services Group	91,390	1,476,862	*
TETRA Technologies Inc.	127,100	1,617,983	*
Tidewater Inc.	33,190	1,785,954

Total Energy Equipment & Services		12,464,429

Oil, Gas & Consumable Fuels - 3.1%
Bill Barrett Corp.	87,930	4,075,555	*
Carrizo Oil & Gas Inc.	91,260	3,810,105	*
Petroquest Energy Inc.	112,380	788,908	*
Rex Energy Corp.	131,730	1,352,867	*

Total Oil, Gas & Consumable Fuels		10,027,435

TOTAL ENERGY		22,491,864

EXCHANGE TRADED FUNDS - 4.3%
iShares Russell 2000 Value Index Fund	188,600	13,845,126

FINANCIALS - 32.6%
Capital Markets - 6.5%
Affiliated Managers Group Inc.	42,370	4,298,436	*
Artio Global Investors Inc.	281,160	3,177,108

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Capital Markets - continued
Cohen & Steers Inc.	18,460	$611,949
HFF Inc., Class A Shares	310,090	4,679,258	*
Raymond James Financial Inc.	87,100	2,800,265
Stifel Financial Corp.	88,686	3,180,280	*
Waddell & Reed Financial Inc., Class A Shares	52,590	1,911,647

Total Capital Markets		20,658,943

Commercial Banks - 9.7%
Bancorp Inc.	412,146	4,306,926	*
Cullen/Frost Bankers Inc.	45,778	2,602,479
First Republic Bank	16,600	535,848	*
First Security Group Inc.	316,556	205,762	*
FirstMerit Corp.	164,930	2,722,994
IBERIABANK Corp.	68,439	3,944,824
Signature Bank	97,580	5,581,576	*
SVB Financial Group	84,730	5,059,228	*
Tompkins Trustco Inc.	23,872	936,737
Umpqua Holdings Corp.	178,635	2,066,807
Wintrust Financial Corp.	100,220	3,225,080

Total Commercial Banks		31,188,261

Insurance - 4.5%
Allied World Assurance Co. Holdings Ltd.	105,170	6,055,689
Arch Capital Group Ltd.	87,300	2,786,616	*
EMC Insurance Group Inc.	73,100	1,396,210
Meadowbrook Insurance Group Inc.	431,110	4,272,300

Total Insurance		14,510,815

Real Estate Investment Trusts (REITs) - 7.7%
BioMed Realty Trust Inc.	183,750	3,535,350
Cogdell Spencer Inc.	217,560	1,303,184
Corporate Office Properties Trust	37,670	1,171,914
Cousins Properties Inc.	189,470	1,618,074
EastGroup Properties Inc.	37,180	1,580,522
Hersha Hospitality Trust	283,420	1,578,649
LaSalle Hotel Properties	96,504	2,541,915
Mid-America Apartment Communities Inc.	45,540	3,072,584
Pebblebrook Hotel Trust	152,140	3,071,707
Saul Centers Inc.	14,070	553,936
Senior Housing Properties Trust	27,930	653,841
Two Harbors Investment Corp.	310,190	3,334,543
Washington Real Estate Investment Trust	18,760	610,075

Total Real Estate Investment Trusts (REITs)		24,626,294

Real Estate Management & Development - 2.9%
Campus Crest Communities Inc.	115,600	1,495,864
CB Richard Ellis Group Inc., Class A Shares	132,260	3,321,048	*
Jones Lang LaSalle Inc.	45,580	4,298,194

Total Real Estate Management & Development		9,115,106

Thrifts & Mortgage Finance - 1.3%
BankUnited	58,100	1,541,974
People’s United Financial Inc.	125,146	1,681,962
Westfield Financial Inc.	131,000	1,063,720

Total Thrifts & Mortgage Finance		4,287,656

TOTAL FINANCIALS		104,387,075

HEALTH CARE - 3.7%
Biotechnology - 1.5%
iShares Trust - iShares Nasdaq Biotechnology Index Fund	42,903	4,576,034

Health Care Providers & Services - 2.1%
Cross Country Healthcare Inc.	107,711	818,604	*
LifePoint Hospitals Inc.	66,810	2,610,935	*
MedQuist Holdings Inc.	183,051	2,365,019	*
Select Medical Holdings Corp.	111,320	987,408	*

Total Health Care Providers & Services		6,781,966

Life Sciences Tools & Services - 0.1%
Enzo Biochem Inc.	91,040	386,920	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
TOTAL HEALTH CARE		$11,744,920

INDUSTRIALS - 19.0%
Building Products - 1.2%
Gibraltar Industries Inc.	200,862	2,273,758	*
Simpson Manufacturing Co. Inc.	46,830	1,398,812

Total Building Products		3,672,570

Commercial Services & Supplies - 1.4%
EnergySolutions Inc.	231,810	1,145,141
TMS International Corp., Class A Shares	127,100	1,658,655	*
United Stationers Inc.	49,862	1,766,611

Total Commercial Services & Supplies		4,570,407

Construction & Engineering - 1.9%
EMCOR Group Inc.	105,556	3,093,846	*
Granite Construction Inc.	17,690	433,936
Tutor Perini Corp.	135,740	2,603,493

Total Construction & Engineering		6,131,275

Electrical Equipment - 0.5%
GrafTech International Ltd.	82,430	1,670,856	*

Machinery - 8.4%
Albany International Corp., Class A Shares	68,716	1,813,415
Altra Holdings Inc.	197,010	4,726,270	*
Kaydon Corp.	59,899	2,235,431
Mueller Industries Inc.	60,820	2,305,686
Mueller Water Products Inc., Class A Shares	546,690	2,175,826
Oshkosh Corp.	105,610	3,056,353	*
RBC Bearings Inc.	102,560	3,872,666	*
Snap-on Inc.	65,853	4,114,496
WABCO Holdings Inc.	35,480	2,450,249	*

Total Machinery		26,750,392

Marine - 1.2%
Diana Shipping Inc.	129,060	1,414,498	*
Kirby Corp.	44,280	2,509,347	*

Total Marine		3,923,845

Professional Services - 1.1%
CDI Corp.	5,280	70,171
Hudson Highland Group Inc.	144,220	771,577	*
Korn/Ferry International	37,920	833,861	*
TrueBlue Inc.	137,676	1,993,549	*

Total Professional Services		3,669,158

Road & Rail - 3.3%
Genesee & Wyoming Inc., Class A Shares	81,970	4,806,721	*
Landstar System Inc.	36,810	1,710,929
Old Dominion Freight Line Inc.	105,645	3,940,558	*

Total Road & Rail		10,458,208

TOTAL INDUSTRIALS		60,846,711

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 2.5%
Bel Fuse Inc., Class B Shares	34,911	757,220
Black Box Corp.	58,042	1,814,973
Digi International Inc.	137,260	1,784,380	*
InterDigital Inc.	1,530	62,500
Plantronics Inc.	101,690	3,714,736

Total Communications Equipment		8,133,809

Computers & Peripherals - 0.2%
Rimage Corp.	48,017	644,868

Electronic Equipment, Instruments & Components - 2.1%
AVX Corp.	208,591	3,178,927
Park Electrochemical Corp.	128,060	3,579,277

Total Electronic Equipment, Instruments & Components		6,758,204

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE SMALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY			SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.6%
Exar Corp.			238,440	$1,509,325	*
ON Semiconductor Corp.			157,030	1,644,104	*
Teradyne Inc.			215,680	3,192,064	*
Verigy Ltd.			132,250	1,979,783	*

Total Semiconductors & Semiconductor Equipment				8,325,276

Software - 0.3%
EPIQ Systems Inc.			68,083	968,140

TOTAL INFORMATION TECHNOLOGY				24,830,297

MATERIALS - 6.9%
Chemicals - 2.5%
A. Schulman Inc.			66,600	1,677,654
Ferro Corp.			162,800	2,188,032	*
Koppers Holdings Inc.			66,520	2,523,104
PolyOne Corp.			91,420	1,414,267

Total Chemicals				7,803,057

Containers & Packaging - 0.9%
AptarGroup Inc.			40,632	2,126,679
Myers Industrials Inc.			82,550	848,614

Total Containers & Packaging				2,975,293

Metals & Mining - 2.8%
Carpenter Technology Corp.			47,810	2,757,681
Haynes International Inc.			68,160	4,221,149
Horsehead Holding Corp.			103,900	1,383,948	*
Olympic Steel Inc.			24,490	674,209

Total Metals & Mining				9,036,987

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.			286,340	2,330,808	*

TOTAL MATERIALS				22,146,145

UTILITIES - 3.6%
Electric Utilities - 2.1%
Cleco Corp.			34,300	1,195,355
MGE Energy Inc.			43,117	1,747,532
Portland General Electric Co.			79,300	2,004,704
Unisource Energy Corp.			48,640	1,815,731

Total Electric Utilities				6,763,322

Gas Utilities - 1.5%
Laclede Group Inc.			21,590	816,750
New Jersey Resources Corp.			30,504	1,360,784
Northwest Natural Gas Co.			38,134	1,720,987
WGL Holdings Inc.			19,410	747,091

Total Gas Utilities				4,645,612

TOTAL UTILITIES				11,408,934

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $237,756,783)				314,915,605

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Interest in $367,792,000 joint tri-party repurchase agreement dated 6/30/11 with Barclays Capital Inc.; Proceeds at maturity - $5,706,003; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.135% due 5/6/13 to 7/15/20; Market value - $5,820,120) (Cost - $5,706,000)	0.020%	7/1/11	5,706,000	5,706,000

TOTAL INVESTMENTS - 100.1% (Cost - $243,462,783#)				320,621,605
Liabilities in Excess of Other Assets - (0.1)%				(194,517)

TOTAL NET ASSETS - 100.0%				$320,427,088

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$314,915,605	—	—	$314,915,605
Short-term investments†	—	$5,706,000	—	5,706,000

Total investments	$314,915,605	$5,706,000	—	$320,621,605

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all

Notes to Schedule of Investments (unaudited) (continued)

times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$92,353,357
Gross unrealized depreciation	(15,194,535)

Net unrealized appreciation	$77,158,822

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 24, 2011